Income Tax - Schedule of Major Components of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	€ 6	€ 6	€ 3	€ 4
Intangible Assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	(1)	(4)
Share-based Compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	6	4
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	147	3
Property and Equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	5	3
Unrealized Gains
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	(154)	0
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	€ 3	€ 0